Impairment reversal (impairment and disposals) of non-current assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Midwestern System [Member]
IfrsStatementLineItems [Line Items]
Reversal of impairment loss		$ 205	$ (78)
Manganese [Member]
IfrsStatementLineItems [Line Items]
Reversal of impairment loss		(10)	(35)
Vale Nouvelle Caledonie S. A. S [Member]
IfrsStatementLineItems [Line Items]
Reversal of impairment loss			(98)
Impairment Reversal Of Noncurrent Assets [Member]
IfrsStatementLineItems [Line Items]
Reversal of impairment loss		195	(211)
Onerous Contracts Midwestern System [Member]
IfrsStatementLineItems [Line Items]
Reversal of impairment loss		916	(18)
Result Disposals Non Current Assets [Member]
IfrsStatementLineItems [Line Items]
Reversal of impairment loss	(266)	(338)	(197)
Result Disposals Non Current Assets Other Results [Member]
IfrsStatementLineItems [Line Items]
Reversal of impairment loss	(266)	578	(215)
Impairment Reversal Disposals Non Current Assets [Member]
IfrsStatementLineItems [Line Items]
Reversal of impairment loss	$ (266)	$ 773	$ (426)